Supplement dated August 22, 2022

to the

Prospectus dated May 1, 2022

and

Updating Summary Prospectus dated May 1, 2022

for

Great-West Smart Track® Advisor Variable Annuity

issued by

Great-West Life & Annuity Insurance Company

Variable Annuity-2 Series Account

This Supplement amends certain information contained in the above-referenced Prospectus and Updating Summary Prospectus. Please read this Supplement carefully and retain it for future reference.

Great-West Life & Annuity Insurance Company (the “Company”) and other entities within the Company’s corporate group, including the underlying variable insurance funds historically marketed under the “Great-West Funds” brand, have adopted the brand name “Empower.” Accordingly, the names of the entities identified below have been changed to reflect the Empower brand name as of August 1, 2022.

The Company is now Empower Annuity Insurance Company of America.

GWL&A Financial Inc., the Company’s direct parent, is now Empower Holdings, Inc.

The names of the following Investment Strategy Portfolios available under your Contract have been changed as set forth below:

Old Portfolio Name	New Portfolio Name
Great-West Aggressive Profile Investor	Empower Aggressive Profile Investor
Great-West Ariel Mid Cap Value Investor	Empower Ariel Mid Cap Value Investor
Great-West Bond Index Investor	Empower Bond Index Investor
Great-West Core Bond Investor	Empower Core Bond Investor
Great-West Emerging Markets Equity Investor	Empower Emerging Markets Equity Investor
Great-West Global Bond Investor	Empower Global Bond Investor
Great-West Government Money Market Investor	Empower Government Money Market Investor
Great-West High Yield Bond Investor	Empower High Yield Bond Investor
Great-West Inflation-Protected Securities Investor	Empower Inflation-Protected Securities Investor
Great-West International Growth Investor	Empower International Growth Investor
Great-West International Index Investor	Empower International Index Investor
Great-West International Value Investor	Empower International Value Investor
Great-West Large Cap Growth Investor	Empower Large Cap Growth Investor
Great-West Large Cap Value Investor	Empower Large Cap Value Investor
Great-West Lifetime 2015 Investor	Empower Lifetime 2015 Investor
Great-West Lifetime 2020 Investor	Empower Lifetime 2020 Investor
Great-West Lifetime 2025 Investor	Empower Lifetime 2025 Investor
Great-West Lifetime 2030 Investor	Empower Lifetime 2030 Investor
Great-West Lifetime 2035 Investor	Empower Lifetime 2035 Investor
Great-West Lifetime 2040 Investor	Empower Lifetime 2040 Investor

Great-West Lifetime 2045 Investor	Empower Lifetime 2045 Investor
Great-West Lifetime 2050 Investor	Empower Lifetime 2050 Investor
Great-West Lifetime 2055 Investor	Empower Lifetime 2055 Investor
Great-West Mid Cap Value Investor	Empower Mid Cap Value Investor
Great-West Moderately Aggressive Profile Investor	Empower Moderately Aggressive Profile Investor
Great-West Multi-Sector Bond Investor	Empower Multi-Sector Bond Investor
Great-West Real Estate Index Investor	Empower Real Estate Index Investor
Great-West S&P 500® Index Investor	Empower S&P 500® Index Investor
Great-West S&P Mid Cap 400® Index Investor	Empower S&P Mid Cap 400® Index Investor
Great-West S&P Small Cap 600® Index Investor	Empower S&P Small Cap 600® Index Investor
Great-West Short Duration Bond Investor	Empower Short Duration Bond Investor
Great-West Small Cap Growth Investor	Empower Small Cap Growth Investor
Great-West Small Cap Value Investor	Empower Small Cap Value Investor
Great-West T. Rowe Price Mid Cap Growth Investor	Empower T. Rowe Price Mid Cap Growth Investor
Great-West US Government Securities Investor	Empower US Government Securities Investor

The names of the following Income Strategy Covered Funds available for Contracts with the Guaranteed Lifetime Withdrawal Benefit Rider have been changed as set forth below:

Old Portfolio Name	New Portfolio Name
Great-West Conservative Profile Investor	Empower Conservative Profile Investor
Great-West Conservative Profile L	Empower Conservative Profile L
Great-West Moderate Profile Investor	Empower Moderate Profile Investor
Great-West Moderate Profile L	Empower Moderate Profile L
Great-West Moderately Conservative Profile Investor	Empower Moderately Conservative Profile Investor
Great-West Moderately Conservative Profile L	Empower Moderately Conservative Profile L
Great-West SecureFoundation® Balanced L	Empower SecureFoundation® Balanced L

*   *   *

For more information about your Contract, please refer to the Prospectus, which is available online at www.protective.com/productprospectus. More information about the Portfolios is available in the prospectuses for the Portfolios, which can be found online at www.protective.com/eprospectus